DERIVATIVE LIABILITIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Price Volatility [Member]
Derivative liability measurement input				0.00%
Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input				0.00%
Minimum [Member]
Term	1 hour	0 days	14 hours
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative liability measurement input	95.00%	0.00%	262.00%
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input	4.03%	3.96%	4.79%
Maximum [Member]
Term	1 day	1 day 2 hours	1 day
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative liability measurement input	268.00%	304.00%	365.00%
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input	4.22%	5.39%	5.46%